Schedule of Investments ─ NYLIM Candriam International Equity ETF (formerly, NYLI Candriam International Equity ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.4%

Australia — 8.6%
Ampol Ltd.	4,529	$126,920
ANZ Group Holdings Ltd.	57,003	1,493,747
ASX Ltd.	3,656	140,920
Atlas Arteria Ltd.	17,951	63,418
BlueScope Steel Ltd.	7,823	179,780
Brambles Ltd.	26,833	369,197
CAR Group Ltd.	6,201	113,194
Charter Hall Group	9,153	149,980
Cochlear Ltd.	1,249	105,216
Coles Group Ltd.	25,946	438,997
Commonwealth Bank of Australia	31,244	3,895,762
Computershare Ltd.	9,978	286,910
CSL Ltd.	9,478	819,196
Dexus	19,788	83,250
EBOS Group Ltd.	3,526	45,668
Evolution Mining Ltd.	34,359	271,968
Fortescue Ltd.	28,235	367,069
Goodman Group	37,972	793,956
GPT Group (The)	37,357	134,862
Insurance Australia Group Ltd.	44,709	266,598
Lynas Rare Earths Ltd.*	16,166	159,981
Macquarie Group Ltd.	6,723	1,195,067
Medibank Pvt Ltd.	52,105	189,201
Mirvac Group	73,056	91,846
National Australia Bank Ltd.	56,656	1,644,619
NEXTDC Ltd.*(a)	13,367	125,428
Northern Star Resources Ltd.	23,826	333,011
PLS Group Ltd.*	53,939	157,219
QBE Insurance Group Ltd.	28,969	503,166
Ramsay Health Care Ltd.	3,578	111,427
REA Group Ltd.	887	100,120
Reece Ltd.	2,383	26,930
Rio Tinto Ltd.(a)	3,370	403,726
Rio Tinto PLC	9,946	960,228
Scentre Group	100,748	277,381
SEEK Ltd.	6,025	62,163
Sigma Healthcare Ltd.	80,601	166,434
Sonic Healthcare Ltd.	9,294	142,694
Stockland	44,806	134,375
Suncorp Group Ltd.	21,043	283,620
Technology One Ltd.	5,470	118,175
Telstra Group Ltd.	218,560	770,599
TPG Telecom Ltd.	9,229	23,205
Transurban Group	60,021	624,327
Vicinity Ltd.	77,052	145,035
Washington H Soul Pattinson & Co, Ltd.	6,608	214,560
Wesfarmers Ltd.	22,201	1,393,380
Westpac Banking Corp.	64,751	1,722,249
WiseTech Global Ltd.	3,297	84,058
Woolworths Group Ltd.	23,865	666,609
Worley Ltd.	8,402	62,375
Total Australia		23,039,816

Austria — 0.5%
ANDRITZ AG	1,306	122,013
BAWAG Group AG	1,397	281,602
Erste Group Bank AG	5,632	730,932
EVN AG	637	21,474
Strabag SE, Bearer	304	29,310
Verbund AG	1,192	81,670
Vienna Insurance Group AG Wiener Versicherung Gruppe	172	14,031
voestalpine AG	2,062	106,712
Wienerberger AG	1,925	47,087
Total Austria		1,434,831

Belgium — 0.6%
Aedifica SA	1,622	131,100
Ageas SA	3,462	286,392

	Shares	Value
Common Stocks (continued)

Belgium (continued)
D'ieteren Group	364	$75,133
Elia Group SA	769	110,331
Financiere de Tubize SA(a)	361	80,577
Lotus Bakeries NV	8	102,537
Sofina SA(a)	294	83,145
UCB SA	2,315	593,699
Warehouses De Pauw CVA	3,324	85,361
Total Belgium		1,548,275

Chile — 0.1%
Antofagasta PLC	6,270	308,404

China — 0.3%
Alibaba Health Information Technology Ltd.*	110,801	50,726
BYD Electronic International Co., Ltd.	13,664	40,914
China Gas Holdings Ltd.	48,629	37,891
China Mengniu Dairy Co., Ltd.	57,359	138,248
Chow Tai Fook Jewellery Group Ltd.	31,554	49,776
CSPC Pharmaceutical Group Ltd.	145,778	159,505
Fosun International Ltd.*	36,592	22,212
Sino Biopharmaceutical Ltd.	181,467	116,402
Wilmar International Ltd.	33,995	104,066
Yangzijiang Shipbuilding Holdings Ltd.	48,052	146,724
Total China		866,464

Denmark — 1.0%
Ascendis Pharma A/S*	880	214,641
DSV A/S	3,413	738,365
Genmab A/S*	1,177	336,700
Novonesis Novozymes B, Class B	7,293	473,721
Orsted A/S*	8,944	199,620
Tryg A/S	6,129	145,943
Vestas Wind Systems A/S	18,169	488,151
Total Denmark		2,597,141

Finland — 1.5%
Elisa OYJ(a)	2,560	103,030
Kesko OYJ, B Shares	4,966	123,300
Kone OYJ, Class B	6,026	347,354
Metso OYJ	11,146	206,595
Neste OYJ	8,034	282,482
Nokia OYJ	85,820	785,774
Nordea Bank Abp	57,255	1,152,807
Orion OYJ, Class B	2,082	194,271
Stora Enso OYJ, R Shares(a)	10,091	115,382
UPM-Kymmene OYJ	9,500	257,079
Wartsila OYJ Abp	8,428	284,505
Total Finland		3,852,579

France — 4.9%
Air Liquide SA	11,823	2,322,295
AXA SA	32,190	1,664,406
Bouygues SA	3,643	204,375
Capgemini SE	2,850	336,104
Cie de Saint-Gobain SA	8,115	758,888
Cie Generale des Etablissements Michelin SCA	12,254	493,036
Credit Agricole SA	18,240	404,506
Danone SA	12,294	955,061
Dassault Systemes SE	12,559	289,717
EssilorLuxottica SA	5,664	1,069,067
Hermes International SCA	620	1,092,481
Kering SA	1,371	448,298
Legrand SA	4,492	679,110
L'Oreal SA	4,302	1,915,272
Publicis Groupe SA	4,379	466,643

Schedule of Investments ─ NYLIM Candriam International Equity ETF (formerly, NYLI Candriam International Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

France (continued)
Sartorius Stedim Biotech	518	$99,351
Total France		13,198,610

Germany — 7.1%
adidas AG	3,328	610,347
Bayerische Motoren Werke AG	6,147	419,395
Beiersdorf AG(a)	1,701	157,976
BioNTech SE*	1,976	179,719
Deutsche Boerse AG	3,447	1,040,267
Deutsche Post AG	16,806	1,116,855
Deutsche Telekom AG	69,056	2,126,145
E.ON SE	41,072	884,384
Fresenius Medical Care AG(a)	3,885	198,686
Fresenius SE & Co. KGaA	3,919	200,741
Hapag-Lloyd AG	25	3,656
Heidelberg Materials AG	2,267	419,936
Henkel AG & Co. KGaA	1,861	152,237
HOCHTIEF AG	287	146,348
Infineon Technologies AG	23,976	1,701,202
Knorr-Bremse AG	1,211	143,372
Mercedes-Benz Group AG	12,881	692,549
Merck KGaA	2,413	397,424
SAP SE	17,980	3,261,907
Siemens AG	13,080	4,253,652
Siemens Healthineers AG	6,899	292,581
Talanx AG	1,108	146,986
Vonovia SE	13,317	322,219
Total Germany		18,868,584

Hong Kong — 2.0%
AIA Group Ltd.	187,811	1,898,085
Cathay Pacific Airways Ltd.	15,036	27,995
Futu Holdings Ltd.	1,151	120,993
Hang Lung Properties Ltd.	31,516	29,299
HKT Trust & HKT Ltd.	67,170	113,669
Hong Kong & China Gas Co., Ltd.	196,290	175,974
Hong Kong Exchanges & Clearing Ltd.	21,726	1,132,071
Link REIT	47,512	237,027
MTR Corp., Ltd.	28,204	119,123
Prudential PLC	46,460	697,763
Swire Pacific Ltd., Class A	6,580	83,492
Swire Pacific Ltd., Class B	13,890	26,534
Swire Properties Ltd.	19,044	58,043
Techtronic Industries Co., Ltd.	24,642	414,806
Wharf Real Estate Investment Co., Ltd.	14,228	48,228
Zijin Gold International Co., Ltd.	6,661	100,404
Total Hong Kong		5,283,506

Ireland — 0.5%
AIB Group PLC	38,196	450,670
Bank of Ireland Group PLC	17,536	364,985
Kerry Group PLC, Class A	2,904	276,651
Kingspan Group PLC	2,803	258,805
Total Ireland		1,351,111

Israel — 0.7%
Bank Hapoalim BM	23,914	580,483
Bank Leumi Le-Israel BM	26,922	636,443
Check Point Software Technologies Ltd*	1,450	184,338
Israel Corp., Ltd.(a)	560	14,652
Nice Ltd.*	1,070	103,955
Nova Ltd.*	600	240,106
Plus500 Ltd.	1,234	64,932
Wix.com Ltd.*	924	50,848
Total Israel		1,875,757

Italy — 2.9%
A2A SpA	29,559	77,167
Banca Mediolanum SpA	3,868	103,114

	Shares	Value
Common Stocks (continued)

Italy (continued)
Banco BPM SpA	22,027	$399,788
BPER Banca SpA	29,047	470,219
Enel SpA	144,227	1,626,049
FinecoBank Banca Fineco SpA	11,556	314,976
Generali(a)	17,855	903,689
Infrastrutture Wireless Italiane SpA(a)	6,242	46,143
Intesa Sanpaolo SpA	265,975	2,001,048
Moncler SpA	4,099	231,561
Poste Italiane SpA	9,100	274,419
Prysmian SpA	4,983	689,129
Snam SpA	19,513	132,189
Terna - Rete Elettrica Nazionale	26,727	306,646
Unipol Gruppo SpA	6,822	212,474
Total Italy		7,788,611

Japan — 27.8%
Advantest Corp.	12,955	2,644,293
Aeon Co., Ltd.	47,297	405,169
Air Water, Inc.	3,725	58,884
Ajinomoto Co., Inc.	15,250	475,530
Alfresa Holdings Corp.	3,276	47,723
ALSOK Co., Ltd.	6,599	48,614
Amada Co., Ltd.	5,485	96,007
ANA Holdings, Inc.	8,095	158,417
Asahi Kasei Corp.	22,831	246,986
Asics Corp.	11,751	350,851
Astellas Pharma, Inc.	32,971	455,972
Azbil Corp.	8,530	89,224
Bandai Namco Holdings, Inc.	10,569	305,935
Bridgestone Corp.	19,793	492,883
Brother Industries Ltd.	4,461	112,376
Canon, Inc.	16,794	467,036
Central Japan Railway Co.	17,181	430,321
Chiba Bank Ltd. (The)	6,108	100,774
Chugai Pharmaceutical Co., Ltd.	12,049	524,564
Cosmos Pharmaceutical Corp.	732	29,344
Dai Nippon Printing Co., Ltd.	7,219	132,456
Daifuku Co., Ltd.	5,855	220,006
Daiichi Sankyo Co., Ltd.	32,354	521,708
Daiwa House Industry Co., Ltd.	11,270	331,110
Daiwa House REIT Investment Corp.	20	15,513
Daiwa Securities Group, Inc.	24,655	279,803
Denso Corp.	31,063	383,837
Dentsu Group, Inc.*	3,580	79,705
Disco Corp.	1,622	595,727
East Japan Railway Co.	19,985	461,390
Ebara Corp.	8,264	288,468
Eisai Co., Ltd.	4,707	142,726
FANUC Corp.	15,337	687,263
Fast Retailing Co., Ltd.	3,316	1,628,375
FUJIFILM Holdings Corp.	21,852	517,668
Fujikura Ltd.	24,139	632,488
Fujitsu Ltd.	29,994	689,264
Fukuoka Financial Group, Inc.	3,513	162,385
Furukawa Electric Co., Ltd.	10,302	203,484
GLP J-Reit	87	79,227
GMO Payment Gateway, Inc.	790	49,025
Hankyu Hanshin Holdings, Inc.	4,590	135,920
Haseko Corp.	4,374	76,368
Hikari Tsushin, Inc.	258	63,485
Hitachi Construction Machinery Co., Ltd.	1,900	64,365
Hitachi Ltd.	73,705	2,438,086
Honda Motor Co., Ltd.	70,440	719,110
Hoya Corp.	6,084	942,834
Hulic Co., Ltd.	10,142	112,009
Ibiden Co., Ltd.	4,322	451,947
Isetan Mitsukoshi Holdings Ltd.	6,281	141,498
Isuzu Motors Ltd.	2,474	37,329
J Front Retailing Co., Ltd.	4,489	84,057
Japan Exchange Group, Inc.	19,814	272,835

Schedule of Investments ─ NYLIM Candriam International Equity ETF (formerly, NYLI Candriam International Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Japan Metropolitan Fund Invest	143	$105,886
Japan Post Bank Co., Ltd.	25,676	501,668
Japan Post Holdings Co., Ltd.	33,762	505,078
Japan Post Insurance Co., Ltd.	5,525	61,452
Japan Real Estate Investment Corp.	141	108,124
JFE Holdings, Inc.	10,694	122,068
JX Advanced Metals Corp.	9,065	216,171
Kajima Corp.	8,126	274,720
Kao Corp.	17,008	349,079
Kawasaki Kisen Kaisha Ltd.	6,686	119,674
KDDI Corp.	59,655	1,094,377
Keio Corp.	9,555	48,596
Keisei Electric Railway Co., Ltd.	7,744	62,229
Keyence Corp.	3,233	1,647,718
Kikkoman Corp.	15,564	161,041
Kintetsu Group Holdings Co., Ltd.	3,532	76,840
Kioxia Holdings Corp.*	2,832	827,056
Kobe Bussan Co., Ltd.	1,376	23,774
Koei Tecmo Holdings Co., Ltd.	2,542	25,695
Koito Manufacturing Co., Ltd.	3,368	57,038
Kokusai Electric Corp.	3,620	168,740
Kubota Corp.	16,740	288,646
Kuraray Co., Ltd.	5,167	59,710
Kurita Water Industries Ltd.	2,005	110,081
Kyocera Corp.	24,310	563,531
Kyowa Kirin Co., Ltd.	4,221	67,719
Kyushu Railway Co.	2,545	57,477
Lasertec Corp.	1,421	338,327
Lixil Corp.	5,133	55,932
Makita Corp.	4,416	143,747
Marubeni Corp.	25,991	848,982
Marui Group Co., Ltd.	2,921	54,439
MatsukiyoCocokara & Co.	6,104	97,162
McDonald's Holdings Co. Japan Ltd.(a)	1,575	79,925
Mebuki Financial Group, Inc.	16,734	157,330
MEIJI Holdings Co., Ltd.	4,449	105,871
MINEBEA MITSUMI, Inc.	5,827	135,478
MISUMI Group, Inc.	5,005	121,365
Mitsubishi Chemical Group Corp.	21,678	161,743
Mitsubishi Estate Co., Ltd.	22,706	555,154
Mitsubishi HC Capital, Inc.	16,319	150,968
Mitsui Chemicals, Inc.	6,218	82,731
Mitsui Fudosan Co., Ltd.	52,680	516,130
Mitsui Kinzoku Co., Ltd.	846	164,445
Mitsui OSK Lines Ltd.	6,276	232,317
Mizuho Financial Group, Inc.	46,031	2,361,031
MonotaRO Co., Ltd.	4,644	58,420
Murata Manufacturing Co., Ltd.	28,158	1,311,476
NEC Corp.	22,038	656,053
Nexon Co., Ltd.	5,860	92,045
NGK Corp.	3,924	137,861
NH Foods Ltd.	1,555	61,038
Nichirei Corp.	3,915	54,179
Nikon Corp.	4,536	54,384
Nintendo Co., Ltd.	20,595	993,242
Nippon Building Fund, Inc.	163	137,894
NIPPON EXPRESS HOLDINGS INC	3,753	124,405
Nippon Prologis REIT, Inc.	144	81,937
Nippon Sanso Holdings Corp.	3,395	123,263
Nippon Steel Corp.	91,787	374,469
Nippon Yusen K.K.	7,165	274,945
Nissan Chemical Corp.	2,308	108,758
Nissan Motor Co., Ltd.*	40,023	84,508
Nisshin Seifun Group, Inc.	4,514	57,054
Niterra Co., Ltd.	2,979	176,149
Nitto Denko Corp.	12,167	254,076
Nomura Holdings, Inc.	57,828	552,040
Nomura Real Estate Holdings, Inc.	9,604	55,492
Nomura Real Estate Master Fund, Inc.	77	73,845
Nomura Research Institute Ltd.	7,243	213,162

	Shares	Value
Common Stocks (continued)

Japan (continued)
Obayashi Corp.	11,756	$233,606
Odakyu Electric Railway Co., Ltd.	5,890	65,309
Oji Holdings Corp.	14,513	80,192
Omron Corp.	3,099	105,684
Ono Pharmaceutical Co., Ltd.	6,933	103,804
Open House Group Co., Ltd.	1,444	77,167
Oriental Land Co., Ltd.	21,581	429,248
ORIX Corp.	21,334	858,853
Otsuka Holdings Co., Ltd.	8,028	559,653
Panasonic Holdings Corp.	41,836	1,125,611
Persol Holdings Co., Ltd.	33,256	55,098
Rakuten Bank Ltd.*	1,689	58,056
Rakuten Group, Inc.*	26,480	138,632
Recruit Holdings Co., Ltd.	25,884	2,040,158
Renesas Electronics Corp.	29,250	632,303
Resona Holdings, Inc.	41,061	565,145
Resonac Holdings Corp.	2,951	254,373
Ricoh Co., Ltd.	9,415	93,396
Rohm Co., Ltd.	5,658	153,900
Rohto Pharmaceutical Co., Ltd.	3,615	54,228
Ryohin Keikaku Co., Ltd.	10,079	264,406
Sanrio Co., Ltd.	18,358	146,714
Santen Pharmaceutical Co., Ltd.	5,592	66,166
Sanwa Holdings Corp.	3,404	73,585
SBI Holdings, Inc.	11,128	212,321
SCREEN Holdings Co., Ltd.	3,169	250,773
Secom Co., Ltd.	8,112	350,616
Seibu Holdings, Inc.	4,823	107,895
Seiko Epson Corp.	4,937	91,469
Sekisui Chemical Co., Ltd.	6,789	113,630
Sekisui House Ltd.	11,646	255,119
SG Holdings Co., Ltd.	4,874	48,411
Shimadzu Corp.	4,222	108,556
Shimano, Inc.	1,364	172,401
Shimizu Corp.	9,504	142,030
Shin-Etsu Chemical Co., Ltd.	28,709	1,045,767
Shionogi & Co., Ltd.	13,961	255,020
Shiseido Co., Ltd.	7,177	142,165
SMC Corp.	1,001	443,087
Sompo Holdings, Inc.	17,230	769,709
Sony Financial Group, Inc.	108,489	106,496
Sony Group Corp.	107,737	2,562,412
Square Enix Holdings Co., Ltd.	4,814	83,582
Subaru Corp.	10,333	176,224
Sugi Holdings Co., Ltd.	1,904	33,751
Sumitomo Chemical Co., Ltd.	25,447	83,313
Sumitomo Electric Industries Ltd.	44,862	615,347
Sumitomo Forestry Co., Ltd.	9,007	76,225
Sumitomo Heavy Industries Ltd.	2,019	66,419
Sumitomo Metal Mining Co., Ltd.	4,403	226,337
Sumitomo Mitsui Financial Group, Inc.	71,526	3,060,940
Sumitomo Mitsui Trust Group, Inc.	48,804	506,967
Sumitomo Pharma Co., Ltd.*	2,797	21,923
Sumitomo Rubber Industries Ltd.	3,083	44,147
Suntory Beverage & Food Ltd.	2,287	66,071
Sysmex Corp.	8,765	88,022
T&D Holdings, Inc.	9,740	311,240
Taisei Corp.	2,897	237,710
TDK Corp.	31,596	596,896
Terumo Corp.	25,592	373,533
TISI, Inc.	4,239	100,634
Tobu Railway Co., Ltd.	1,817	35,330
Toho Co., Ltd.	10,251	97,987
Tokio Marine Holdings, Inc.	34,796	1,773,181
Tokyo Century Corp.	3,043	50,129
Tokyo Electron Ltd.	8,905	3,103,957
Tokyo Metro Co., Ltd.	5,248	48,039
Tokyo Ohka Kogyo Co., Ltd.	1,709	95,333
Tokyu Corp.	9,101	99,855
Tokyu Fudosan Holdings Corp.	11,726	98,425

Schedule of Investments ─ NYLIM Candriam International Equity ETF (formerly, NYLI Candriam International Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
TOPPAN Holdings, Inc.	4,358	$123,904
TOTO Ltd.	2,587	113,895
Toyota Motor Corp.	197,033	3,795,260
Unicharm Corp.	20,211	127,759
United Urban Investment Corp.	53	54,223
USS Co., Ltd.	6,771	85,794
West Japan Railway Co.	8,442	159,111
Yakult Honsha Co., Ltd.	4,935	87,372
Yamada Holdings Co., Ltd.	6,401	28,667
Yamaha Corp.	6,648	51,919
Yamaha Motor Co., Ltd.	16,017	135,097
Yamato Holdings Co., Ltd.	4,981	64,740
Yaskawa Electric Corp.	3,761	114,962
Yokogawa Electric Corp.	3,941	143,111
Yokohama Financial Group, Inc.	21,067	243,317
Yokohama Rubber Co., Ltd. (The)	2,276	109,622
ZOZO, Inc.	7,461	53,559
Total Japan		74,437,327

Luxembourg — 0.1%
CVC Capital Partners PLC(a)	12,073	201,552

Mexico — 0.0%(b)
Fresnillo PLC	1,642	54,691

Netherlands — 6.7%
ABN AMRO Bank NV	5,298	237,729
Adyen NV*	514	518,583
Argenx SE*	1,126	961,401
ASM International NV	903	832,404
ASML Holding NV	7,421	12,245,525
ING Groep NV	49,938	1,748,965
Koninklijke Ahold Delhaize NV	16,796	663,994
Koninklijke KPN NV	61,962	293,075
Universal Music Group NV	17,237	286,275
Total Netherlands		17,787,951

New Zealand — 0.4%
a2 Milk Co., Ltd. (The)	12,259	59,433
Auckland International Airport Ltd.	31,772	162,623
Contact Energy Ltd.	18,310	97,915
Fisher & Paykel Healthcare Corp., Ltd.	10,910	260,875
Infratil Ltd.	16,598	144,161
Mercury NZ Ltd.	12,230	48,153
Meridian Energy Ltd.	22,982	76,981
Spark New Zealand Ltd.(a)	34,718	39,172
Xero Ltd.*	2,944	144,740
Total New Zealand		1,034,053

Norway — 0.7%
Aker ASA, A Shares	467	62,732
AutoStore Holdings Ltd.*	18,759	23,715
DNB Bank ASA	15,152	487,269
DOF Group ASA	2,550	33,474
Gjensidige Forsikring ASA	3,349	99,649
Leroy Seafood Group ASA	4,920	21,529
Nordic Semiconductor ASA*	3,495	58,482
Norsk Hydro ASA	23,034	210,469
Orkla ASA	14,190	157,697
Protector Forsikring ASA	506	26,217
Salmar ASA	1,267	68,866
SpareBank 1 SMN	1,890	39,122
SpareBank 1 SOR-Norge ASA	3,819	85,366
Sparebanken Norge	2,161	44,791
Storebrand ASA	7,481	158,861
Telenor ASA	11,518	162,492
TOMRA Systems ASA	4,163	46,001
Vend Marketplaces ASA, Class B	2,696	67,939
Wallenius Wilhelmsen ASA	1,720	26,786
Total Norway		1,881,457

	Shares	Value
Common Stocks (continued)

Poland — 0.8%
Allegro.eu SA*	12,322	$148,075
Asseco Poland SA	1,063	56,722
Bank Millennium SA*	11,943	65,914
Bank Polska Kasa Opieki SA	3,359	220,290
BNPP Bank Polska SA	698	28,902
Budimex SA	247	47,600
CD Projekt SA*	1,309	87,386
Dino Polska SA*	9,117	77,911
Erste Bank Polska SA	746	146,474
InPost SA*	4,423	78,674
KGHM Polska Miedz SA	2,425	199,492
LPP SA	21	121,847
mBank SA*	255	92,064
Orange Polska SA	12,285	50,047
Powszechna Kasa Oszczednosci Bank Polski SA	16,523	494,004
Powszechny Zaklad Ubezpieczen SA	11,044	209,704
Zabka Group SA	7,677	65,216
Total Poland		2,190,322

Portugal — 0.2%
Banco Comrcial Portugues SA, Class R	168,132	206,018
EDP SA	55,665	286,283
Jeronimo Martins SGPS SA	5,043	100,726
Total Portugal		593,027

Singapore — 2.5%
CapitaLand Ascendas REIT	43,688	87,458
CapitaLand Integrated Commercial Trust	114,782	222,626
Capitaland Investment Ltd.	41,595	86,184
City Developments Ltd.	7,165	43,811
DBS Group Holdings Ltd.	36,980	2,132,154
Grab Holdings Ltd., Class A*(a)	49,325	172,637
Mapletree Logistics Trust	63,162	61,007
Mapletree Pan Asia Commercial Trust	42,348	43,872
Oversea-Chinese Banking Corp., Ltd.	58,866	1,335,696
SATS Ltd.	16,109	59,352
Sembcorp Industries Ltd.	17,007	73,126
Singapore Exchange Ltd.	15,499	295,299
Singapore Telecommunications Ltd.	132,729	459,041
STMicroelectronics NV	11,974	629,250
United Overseas Bank Ltd.	23,572	796,872
UOL Group Ltd.	9,390	72,411
Total Singapore		6,570,796

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	3,088	391,885
Aena SME SA	13,635	418,549
Amadeus IT Group SA	8,164	501,027
Banco Bilbao Vizcaya Argentaria SA	105,727	2,943,788
CaixaBank SA	63,563	918,908
Cellnex Telecom SA*(a)	10,487	324,208
Iberdrola SA	120,235	2,856,645
Telefonica SA	75,538	311,486
Total Spain		8,666,496

Sweden — 3.2%
AAK AB(a)	3,119	67,153
AddTech AB, B Shares	4,378	159,058
Alfa Laval AB	5,307	313,525
Assa Abloy AB, Class B	18,377	680,180
Atlas Copco AB, A Shares	47,482	1,000,905
Atlas Copco AB, B Shares	28,363	522,813
Avanza Bank Holding AB(a)	2,255	92,516
Axfood AB(a)	2,007	51,185
Beijer Ref AB(a)	7,234	101,610
Boliden AB	4,821	240,949

Schedule of Investments ─ NYLIM Candriam International Equity ETF (formerly, NYLI Candriam International Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Sweden (continued)
Castellum AB(a)	6,288	$88,223
Epiroc AB, Class A	11,067	283,171
Epiroc AB, Class B	7,092	155,072
EQT AB	9,391	318,644
Essity AB, Class B	11,475	333,424
Hexagon AB, B Shares	36,481	358,003
Holmen AB, B Shares	1,370	46,385
Indutrade AB	4,890	122,404
Investment AB Latour, B Shares	2,446	51,433
Nibe Industrier AB, B Shares	27,103	108,355
Nordnet AB publ	2,714	103,838
Sagax AB, Class B	1,049	18,396
Sagax AB, Class D	1,038	3,612
Sandvik AB	18,826	702,522
Sectra AB, B Shares	2,631	73,690
Securitas AB, B Shares	9,295	149,071
Skanska AB, B Shares	6,139	171,622
SKF AB, B Shares	6,213	167,894
SSAB AB, A Shares	4,057	42,569
SSAB AB, B Shares(a)	10,845	113,736
Svenska Cellulosa AB SCA, Class B	10,987	124,669
Sweco AB, B Shares	3,318	46,640
Swedish Orphan Biovitrum AB*	3,552	175,217
Tele2 AB, B Shares	10,532	182,323
Telia Co. AB(a)	43,927	203,427
Volvo AB, A Shares	3,570	136,663
Volvo AB, B Shares	26,606	1,015,992
Volvo Car AB, Class B*(a)	8,433	17,821
Total Sweden		8,544,710

Switzerland — 6.1%
ABB Ltd.	28,632	2,814,185
Chocoladefabriken Lindt & Spruengli AG	19	218,874
DSM-Firmenich AG(a)	4,710	506,034
Galderma Group AG*	3,012	654,297
Geberit AG	596	392,054
Givaudan SA	192	766,529
Kuehne + Nagel International AG	933	237,214
Lonza Group AG	1,354	940,880
Nestle SA	50,298	5,036,328
Partners Group Holding AG	406	337,225
SGS SA	3,137	371,376
Sika AG	2,856	641,943
Straumann Holding AG	1,951	240,858
Swiss Life Holding AG	536	632,560
Swisscom AG	486	373,638
Zurich Insurance Group AG	2,875	2,188,276
Total Switzerland		16,352,271

United Kingdom — 9.4%
Admiral Group PLC	4,616	234,316
Associated British Foods PLC	5,739	161,184
AstraZeneca PLC	27,641	4,698,836
Aviva PLC	58,239	543,453
BT Group PLC	112,688	305,271
Bunzl PLC	6,348	239,370
Centrica PLC	88,421	184,438
Coca-Cola Europacific Partners PLC	3,975	438,112
Compass Group PLC	32,406	1,027,594
GSK PLC	76,331	1,984,084
Halma PLC	7,086	336,620
ICG PLC	5,282	134,204
Informa PLC	23,697	282,484
Intertek Group PLC	2,905	228,309
J Sainsbury PLC	33,078	159,986
Kingfisher PLC	30,917	128,398
Legal & General Group PLC	106,405	430,156
London Stock Exchange Group PLC	8,093	914,639
M&G PLC	40,252	193,655
Marks & Spencer Group PLC	38,066	207,522

	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
National Grid PLC	92,407	$1,479,845
NatWest Group PLC	143,356	1,361,639
Next PLC	2,168	433,116
Pearson PLC	11,311	191,338
Reckitt Benckiser Group PLC	12,360	871,594
RELX PLC	32,791	1,150,430
Rentokil Initial PLC	48,650	225,743
Sage Group PLC (The)	17,582	230,269
Schroders PLC	14,703	116,444
Segro PLC	23,939	310,884
Severn Trent PLC	4,868	197,713
Smith & Nephew PLC	16,302	254,157
Spirax Group PLC	1,386	129,539
SSE PLC	22,591	713,227
Standard Life PLC	14,464	179,661
Tesco PLC	124,448	819,795
Unilever PLC	42,930	2,740,176
United Utilities Group PLC	12,423	231,213
Vodafone Group PLC	358,021	567,809
Wise Group PLC, Class A*	12,617	150,369
Total United Kingdom		25,187,592

United States — 7.6%
Alcon AG	9,319	637,892
AP Moller - Maersk A/S, Class A	49	127,464
AP Moller - Maersk A/S, Class B	77	206,285
Experian PLC	16,606	623,496
Haleon PLC	168,882	825,683
InterContinental Hotels Group PLC	2,625	421,838
Monday.com Ltd.*	723	63,009
Novartis AG	34,472	5,394,172
Roche Holding AG, Bearer	524	232,255
Roche Holding AG	13,129	5,738,106
Sanofi SA	19,450	1,666,503
Schneider Electric SE	9,827	3,274,348
Stellantis NV*	35,514	202,750
Swiss Re AG	5,152	858,720
Tenaris SA	5,821	167,032
Total United States		20,439,553

Total Common Stocks
(Cost $210,684,238)		265,955,487

Preferred Stocks — 0.1%

Germany — 0.1%
Henkel AG & Co. KGaA, 2.73%	3,227	280,764
Sartorius AG, 0.34%	470	117,885

Total Preferred Stocks
(Cost $415,098)		398,649

Short-Term Investments — 0.5%

Money Market Funds — 0.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(c)(d)	1,177,577	1,177,577

Schedule of Investments ─ NYLIM Candriam International Equity ETF (formerly, NYLI Candriam International Equity ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Short-Term Investments (continued)

Money Market Funds (continued)
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(c)	125,627	$125,627

Total Short-Term Investments
(Cost $1,303,204)		1,303,204

Total Investments — 100.0% (Cost $212,402,540)		267,657,340
Other Assets and Liabilities, Net — 0.0%(b)		(74,508)
Net Assets — 100.0%		$267,582,832

		% of
Industry	Value	Net Assets
Financials	$64,320,531	24.0%
Industrials	44,113,698	16.5
Information Technology	38,951,831	14.5
Health Care	34,552,156	12.9
Consumer Discretionary	23,715,575	8.9
Consumer Staples	20,013,736	7.5
Materials	13,704,734	5.1
Communication Services	10,387,619	3.9
Utilities	9,898,934	3.7
Real Estate	6,085,415	2.3
Money Market Funds	1,303,204	0.5
Energy	609,907	0.2
Total Investments	$267,657,340	100.0%
Other Assets and Liabilities, Net	(74,508)	(0.0)
Total Net Assets	$267,582,832	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,034,425; total market value of collateral held by the Fund was $3,199,139. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,021,562.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLIM Candriam International Equity ETF (formerly, NYLI Candriam International Equity ETF) (continued)

July 31, 2026 (unaudited)

Total Return Swap contracts outstanding at July 31, 2026:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(e)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.5%	5/07/2027	Monthly	$944,281	$—

At July 31, 2026 there was no collateral held or posted.

(e)	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.
(f)	Reflects the value at reset date of July 31, 2026.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$265,955,487	$—	$—	$265,955,487
Preferred Stocks	398,649	—	—	398,649
Short-Term Investments:
Money Market Funds	1,303,204	—	—	1,303,204
Total Investments in Securities	267,657,340	—	—	267,657,340
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$267,657,340			267,657,340
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their countries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.